Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2021
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Disclosure of Trade Receivables	8.1 Trade receivables

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Trade receivables	5,787	3,908
Valuation allowance	(616)	(31)

Total net value of trade receivables	5,171	3,878

Disclosure of Subsidies Receivables	8.2 Subsidies receivables

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Research tax credit	10,703	5,654

Total subsidies receivables	10,703	5,654

Disclosure of Other Current Assets
8.3 Other current assets

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
VAT receivables	3,093	2,147
Prepaid expenses and other prepayments	14,113	13,431
Tax and social receivables	227	270
Deferred expenses and other current assets	12,210	885

Total other current assets	29,643	16,733